Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
12. Inventory
Fuel	$ 232	$ 213
Raw Materials	235	241
Emission Credits	0	20
Inventory, Net, Total	$ 467	$ 474